Performance Management - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	1.24%
Worst Quarter:	2021, Q3	0.00%

As of September 30, 2025, the Fund’s year-to-date return was 2.90%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	12 Months Ended	60 Months Ended	63 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Class A | Average Annual Return, Percent	4.79%	2.15%			1.40%
Class C | Average Annual Return, Percent	4.10%	1.77%	1.72%	[1]
Class C | Performance Inception Date			Oct. 15, 2019
Class R | Average Annual Return, Percent	4.25%	1.85%	1.81%	[1]
Class R | Performance Inception Date			Oct. 15, 2019
Class R6 | Average Annual Return, Percent	4.81%	2.17%			1.43%
[1]	Since inception October 15, 2019.

Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 2.90%.
Bar Chart, Year to Date Return	2.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares, a class of the Fund that is invested in the same portfolio of securities as Class P1 shares. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The performance for Class A shares is shown in lieu of Class P1 shares because Class P1 has not yet operated for a full calendar year. Although Class A shares and Class P1 shares will be invested in the same portfolio of securities, Class P1 shares' performance would have been lower than the performance shown for Class A shares because Class P1 shares have higher expenses. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	1.24%
Worst Quarter:	2021, Q3	0.00%

As of September 30, 2025, the Fund’s year-to-date return was 2.90%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus Summary | FRANKLIN U.S. GOVERNMENT MONEY FUND | Class A | Average Annual Return, Percent	4.79%	2.15%	1.40%

Performance Availability Website Address [Text]	franklintempleton.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 2.90%.
Bar Chart, Year to Date Return	2.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021